RECEIVABLE FOR BITCOIN COLLATERAL, NET - RELATED PARTY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RECEIVABLE FOR BITCOIN COLLATERAL, NET
Receivable for Bitcoin collateral, net - current		$ 84,838,573
Receivable for Bitcoin collateral, net - non-current - related party	$ 663,985,014
Less: allowance for receivables for Bitcoin collateral	(1,016,200)	(302,006)
Total receivable for Bitcoin collateral, net - related party		84,536,567
Total receivable for Bitcoin collateral, net - related party	662,968,814
Loss from changes in fair value of Bitcoin collateral	96,498,438	3,417,442
Assets pledged as collateral | Related party
RECEIVABLE FOR BITCOIN COLLATERAL, NET
Cost of Bitcoin	763,400,000	88,300,000
Fair value of Bitcoin	664,000,000	84,800,000
Loss from changes in fair value of Bitcoin collateral	$ 96,500,000	$ 3,400,000